Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment Net [Abstract]
Schedule of Property, Plant and Equipment, Net

2019:

	Machinery	Office furniture and equipment	Leasehold improvements	Project in process	Total
Cost:

Balance at January 1, 2019	$3,154	$535	$1,099	$468	$5,256
Additions	212	45	92	3,961	4,310

Balance at December 31, 2019	3,366	580	1,191	4,429	9,566

Accumulated depreciation:

Balance at January 1, 2019	1,753	345	847	-	2,945
Depreciation	183	76	64	-	323

Balance at December 31, 2019	1,936	421	911	-	3,268

Property and equipment, net at December 31, 2019	$1,430	$159	$280	$4,429	$6,298

2018:

	Machinery	Office furniture and equipment	Leasehold improvements	Project in process	Total
Cost:

Balance at January 1, 2018	$2,181	$396	$992	$47	$3,616
Additions	973	139	107	421	1,640

Balance at December 31, 2018	3,154	535	1,099	468	5,256

Accumulated depreciation:

Balance at January 1, 2018	1,558	308	810	-	2,676
Depreciation	195	37	37	-	269

Balance at December 31, 2018	1,753	345	847	-	2,945

Property and equipment, net at December 31, 2018	$1,401	$190	$252	$468	$2,311